Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have a formal policy on the timing of awards of options in relation to the disclosure of material nonpublic information by our Company. The Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. Option grants are generally effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our Class A Common Stock on the date of the grant or, if the grant is made on a weekend or holiday, on the prior business day.
Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. Option grants are generally effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our Class A Common Stock on the date of the grant or, if the grant is made on a weekend or holiday, on the prior business day.